Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Total derivatives
	2023			2022
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	64,993,491	254,643	(249,458)	52,689,773	301,647	(288,573)
Total derivative assets/(liabilities) held for risk management	299,576	2,193	(586)	285,505	733	(1,047)
Derivative assets/(liabilities)	65,293,067	256,836	(250,044)	52,975,278	302,380	(289,620)

Disclosure of derivatives held for trading and risk management

Derivatives held for trading and held for risk management
	2023			2022
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	6,536,257	86,987	(82,711)	5,775,206	108,833	(103,439)
Derivatives cleared by central counterparty	186,672	529	(512)	113,455	440	(473)
Exchange traded derivatives	17,899	2	(2)	19,426	15	(6)
Foreign exchange derivatives	6,740,828	87,518	(83,225)	5,908,087	109,288	(103,918)
Interest rate derivatives
OTC derivatives	19,671,577	104,618	(92,467)	14,924,915	129,920	(116,752)
Derivatives cleared by central counterparty	27,662,853	1,989	(2,065)	21,927,570	2,319	(2,371)
Exchange traded derivatives	6,800,161	2,824	(2,895)	5,654,126	2,257	(2,167)
Interest rate derivatives	54,134,591	109,431	(97,427)	42,506,611	134,496	(121,290)
Credit derivatives
OTC derivatives	587,472	4,936	(6,005)	619,843	4,262	(4,731)
Derivatives cleared by central counterparty	860,878	2,726	(2,625)	1,107,377	1,161	(1,321)
Credit derivatives	1,448,350	7,662	(8,630)	1,727,220	5,423	(6,052)
Equity and stock index derivatives
OTC derivatives	448,780	17,792	(25,779)	410,276	12,679	(16,724)
Exchange traded derivatives	2,017,045	30,379	(32,549)	1,924,613	35,986	(36,774)
Equity and stock index derivatives	2,465,825	48,171	(58,328)	2,334,889	48,665	(53,498)
Commodity derivatives
OTC derivatives	4,734	44	(4)	4,411	14	(51)
Exchange traded derivatives	199,163	1,817	(1,844)	208,555	3,761	(3,764)
Commodity derivatives	203,897	1,861	(1,848)	212,966	3,775	(3,815)
Derivative assets/(liabilities) held for trading	64,993,491	254,643	(249,458)	52,689,773	301,647	(288,573)
Total OTC derivatives	27,248,820	214,377	(206,966)	21,734,651	255,708	(241,697)
Total derivatives cleared by central counterparty	28,710,403	5,244	(5,202)	23,148,402	3,920	(4,165)
Total exchange traded derivatives	9,034,268	35,022	(37,290)	7,806,720	42,019	(42,711)
Derivative assets/(liabilities) held for trading	64,993,491	254,643	(249,458)	52,689,773	301,647	(288,573)
Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	26,661	1,904	(8)	11,946	549	(211)
OTC interest rate derivatives	195	—	—	266	—	(1)
Interest rate derivatives cleared by central counterparty	130,961	—	—	143,271	—	—
Derivatives designated as cash flow hedges	157,817	1,904	(8)	155,483	549	(212)
Derivatives designated as fair value hedges
OTC interest rate derivatives	8,697	178	(533)	7,814	83	(815)
Interest rate derivatives cleared by central counterparty	129,318	—	—	118,246	—	—
Derivatives designated as fair value hedges	138,015	178	(533)	126,060	83	(815)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	3,744	111	(45)	3,962	101	(20)
Derivatives designated as hedges of net investments	3,744	111	(45)	3,962	101	(20)
Derivative assets/(liabilities) held for risk management	299,576	2,193	(586)	285,505	733	(1,047)
Total OTC derivatives	39,297	2,193	(586)	23,988	733	(1,047)
Total derivatives cleared by central counterparty	260,279	—	—	261,517	—	—
Derivative assets/(liabilities) held for risk management	299,576	2,193	(586)	285,505	733	(1,047)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[1]
	£m	£m	£m	£m	£m
2023
Assets
Loans and advances at amortised cost
- Interest rate risk	3,543	(3,193)	(1,867)	113	11
- Inflation risk	450	246	—	3	(5)
Debt securities classified at amortised cost
- Interest rate risk	2,390	(24)	(21)	49	21
- Inflation risk	8,119	(836)	(57)	(30)	(26)
Financial assets at fair value through other comprehensive income
- Interest rate risk	42,420	(1,392)	(667)	1,244	197
- Inflation risk	5,237	(202)	(176)	(84)	(10)
Total assets	62,159	(5,401)	(2,788)	1,295	188
Liabilities
Debt securities in issue
- Interest rate risk	(64,734)	3,105	1,034	(1,462)	(24)
Total liabilities	(64,734)	3,105	1,034	(1,462)	(24)
Total hedged items	(2,575)	(2,296)	(1,754)	(167)	164

2022
Assets
Loans and advances at amortised cost
- Interest rate risk	4,906	(3,474)	(1,268)	(4,405)	44
- Inflation risk	445	243	—	(111)	2
Debt securities classified at amortised cost
- Interest rate risk	159	(19)	(11)	(133)	(20)
- Inflation risk	4,858	(1,304)	(1)	(1,693)	(16)
Financial assets at fair value through other comprehensive income
- Interest rate risk	33,583	(3,758)	(232)	(4,799)	168
- Inflation risk	8,514	(261)	14	(804)	(9)
Total assets	52,465	(8,573)	(1,498)	(11,945)	169
Liabilities
Debt securities in issue
- Interest rate risk	(51,893)	4,825	527	5,946	13
Total liabilities	(51,893)	4,825	527	5,946	13
Total hedged items	572	(3,748)	(971)	(5,999)	182
Note
1Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging (gains) or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]
	£m	£m	£m	£m	£m	£m	£m
2023
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,172)	395	—	2,069	—	(1,172)	34
Cash and balances at Central Banks	(1,371)	470	—	2,051	—	(1,371)	115
Foreign exchange risk
Loans and advances at amortised cost	(463)	30	—	—	—	(463)	6
Debt securities classified at amortised cost	(1,088)	333	—	—	—	(1,088)	1
Inflation risk
Debt securities classified at amortised cost	(313)	(181)	—	21	—	(313)	—
Total cash flow hedge	(4,407)	1,047	—	4,141	—	(4,407)	156
Hedge of net investment in foreign operations
USD foreign operations	(595)	—	1,421	—	—	(595)	—
EUR foreign operations	(113)	—	33	—	—	(113)	—
Other foreign operations	(118)	—	119	—	23	(118)	—
Total foreign operations	(826)	—	1,573	—	23	(826)	—

2022
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	4,059	2,990		1,374		4,059	(42)
Cash and balances at Central Banks	4,389	3,467		1,484		4,389	(41)
Foreign exchange risk
Loans and advances at amortised cost	3	(13)	—	—	—	3	2
Debt securities classified at amortised cost	483	601	—	—	—	483	—
Inflation risk
Debt securities classified at amortised cost	362	142	—	16	—	98	33
Total cash flow hedge	9,296	7,187	—	2,874	—	9,032	(48)
Hedge of net investment in foreign operations
USD foreign operations	1,240	—	1,886	—	—	1,240	—
EUR foreign operations	265	—	141	—	—	265	—
Other foreign operations	34	—	242	—	23	34	—
Total foreign operations	1,539	—	2,269	—	23	1,539	—
Note
1Hedge ineffectiveness is recognised in net interest income.
Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2023
Fair value	Interest rate risk	2	(2)	—	123,016	261
	Inflation risk	176	(531)	—	14,999	70
	Total	178	(533)	—	138,015	331

As at 31 December 2022
Fair value	Interest rate risk	—	—	—	109,761	3,596
	Inflation risk	83	(815)	—	16,299	2,585
	Total	83	(815)	—	126,060	6,181
The following table shows the cash flow and net investment hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2023
Cash flow	Interest rate risk	—	—	—	128,349	2,692
	Foreign exchange risk	1,904	(8)	—	26,661	1,558
	Inflation risk	—	—	—	2,807	313
	Total	1,904	(8)	—	157,817	4,563
Net investment	Foreign exchange risk	111	(45)	(13,157)	16,901	826

As at 31 December 2022
Cash flow	Interest rate risk	—	(1)	—	140,901	(8,531)
	Foreign exchange risk	549	(211)	—	11,946	(484)
	Inflation risk[c]	—	—	—	2,636	(329)
	Total	549	(212)	—	155,483	(9,344)
Net investment	Foreign exchange risk	101	(20)	(12,824)	16,786	(1,539)

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments in future years:

	2023	2024	2025	2026	2027	2028	2029 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	123,016	107,339	94,291	75,792	61,853	52,346	47,646
Inflation risk (outstanding notional amount)	14,999	14,671	14,433	12,140	9,520	7,627	7,115

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2023		2022
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,752)	2	(320)	(13)
Cash flow hedge of foreign exchange risk
Recycled to trading income	1,327	—	(6)	—
Hedge of net investment in foreign operations
Recycled to trading income	—	(6)	—	(58)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2023		2022
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(7,235)	4,772	(853)	2,740
Currency translation movements	40	(1,942)	(20)	3,513
Hedging gains/(losses) for the year	4,407	826	(9,032)	(1,539)
Amounts reclassified in relation to cash flows affecting profit or loss	423	6	339	58
Tax	(1,342)	9	2,331	—
Balance on 31 December	(3,707)	3,671	(7,235)	4,772